BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—99.1%
COMMON STOCKS—94.9%
Austria—0.5%
ams AG*	26,893		$528,723
Bermuda—2.0%
Everest Re Group Ltd.†	8,651		2,248,914
Canada—2.8%
Cenovus Energy, Inc.	151,827		1,232,915
Enerplus Corp.	51,393		336,082
Kinross Gold Corp.	122,553		993,166
West Fraser Timber Co., Ltd.	8,074		621,298
			3,183,461
China—1.2%
Alibaba Group Holding Ltd.*	27,960		747,804
Angang Steel Co., Ltd., Class H	1,014,000		668,435
			1,416,239
Finland—2.0%
Metso Outotec Oyj	95,038		1,126,534
Nordea Bank Abp	103,749		1,127,077
			2,253,611
France—7.9%
Airbus Group SE*	7,045		925,618
Cie de Saint-Gobain	19,575		1,314,012
Eiffage SA	11,890		1,311,947
Imerys SA	20,626		1,077,176
Klepierre SA	33,732		979,654
Sanofi	21,253		2,273,934
Vilmorin & Cie SA	16,129		1,144,205
			9,026,546
Germany—3.5%
Deutsche Post AG	10,913		741,280
Deutsche Telekom AG	77,533		1,613,633
HeidelbergCement AG	8,144		744,352
Siemens AG	5,549		910,802
			4,010,067
Hong Kong—1.2%
Topsports International Holdings Ltd.	314,000		485,984
WH Group Ltd.	1,045,000		901,198
			1,387,182
Italy—0.8%
Enel SpA	96,017		952,232
Japan—11.3%
Fuji Corp.	30,500		770,388
Hitachi Ltd.	14,100		742,917
Honda Motor Co., Ltd.	55,800		1,743,839
Komatsu Ltd.	51,900		1,564,547
Mitsubishi Gas Chemical Co., Inc.	36,500		857,723
Resona Holdings, Inc.	204,200		878,435
Sony Group Corp.	14,200		1,412,000
Sumitomo Heavy Industries Ltd.	33,000		1,036,506
Sumitomo Mitsui Financial Group, Inc.	43,000		1,572,107
Tosoh Corp.	17,200		305,823
TS Tech Co., Ltd.	32,600		463,359
Yamaha Motor Co., Ltd.	54,600		1,602,823
			12,950,467
Macao—0.5%
Wynn Macau Ltd.*	343,600		595,065
Netherlands—2.9%
ING Groep NV	77,759		1,088,092
NXP Semiconductors NV	3,554		751,387
Stellantis NV	73,440		1,436,781
			3,276,260
Norway—0.9%
Norsk Hydro ASA	154,746		1,002,578
South Korea—6.7%
Hana Financial Group, Inc.	23,433		956,587
KB Financial Group, Inc.	20,541		1,052,434
KT Corp. - SP ADR†	52,002		785,750
POSCO	1,358		434,340
Samsung Electronics Co., Ltd.	24,853		1,783,954
SK Hynix, Inc.	5,431		608,930
SK Telecom Co., Ltd.	7,250		2,068,030
			7,690,025
Spain—0.6%
Applus Services SA	69,020		720,200
Sweden—2.7%
Svenska Handelsbanken AB, Class A	48,448		553,968
Volvo AB, Class B	94,405		2,488,056
			3,042,024
Switzerland—5.2%
Glencore PLC*	399,941		1,819,343
Novartis AG	12,953		1,144,277
Roche Holding AG	1,650		577,585
STMicroelectronics NV	36,691		1,369,109
UBS Group AG	61,756		1,006,391
			5,916,705
Taiwan—0.5%
Wiwynn Corp.	17,000		556,595
United Kingdom—4.0%
Coca-Cola Europacific Partners PLC	16,287		985,689
IMI PLC	43,851		1,032,571
Melrose Industries PLC	450,623		1,101,393
Tesco PLC	479,668		1,518,269
			4,637,922
United States—37.7%
AbbVie, Inc.†	10,550		1,194,260
Allison Transmission Holdings, Inc.†	15,135		640,362
Alphabet, Inc., Class C*†	698		1,683,269
Anthem, Inc.	2,621		1,043,735
Applied Materials, Inc.†	10,275		1,419,286
AutoZone, Inc.*	770		1,083,082
Bank of America Corp.†	21,233		900,067
Carter's, Inc.†	13,756		1,406,413
Centene Corp.*†	13,308		979,469
CF Industries Holdings, Inc.†	12,529		666,167
Cisco Systems, Inc.†	28,687		1,517,542
Citigroup, Inc.†	14,598		1,149,009
Concentrix Corp.*†	8,824		1,347,601
CVS Health Corp.†	15,516		1,341,203
Diamondback Energy, Inc.†	19,074		1,527,255
DuPont de Nemours, Inc.#	18,074		1,528,880
Envista Holdings Corp.*†	38,365		1,674,249
Facebook, Inc., Class A*†	3,664		1,204,467
FMC Corp.†	12,308		1,436,220
HollyFrontier Corp.†	30,400		987,088
JPMorgan Chase & Co.†#	7,121		1,169,553
KeyCorp†#	62,355		1,436,659
KLA Corp.	2,968		940,529
Lennar Corp., Class A†	7,421		734,753
Marathon Petroleum Corp.†	19,754		1,220,797
McKesson Corp.†	6,292		1,210,518
Micron Technology, Inc.*†	13,997		1,177,708
Microsoft Corp.†	3,750		936,300
Oracle Corp.†#	17,708		1,394,328
Science Applications International Corp.†	7,849		705,311
Sensata Technologies Holding PLC*	29,125		1,730,899
Stride, Inc.*†	18,712		502,978
Tronox Holdings PLC, Class A	42,220		991,326
Vertiv Holdings Co.†	37,188		923,006
Viper Energy Partners LP†	43,075		776,642
Virtu Financial, Inc., Class A†#	21,362		650,473
Wells Fargo & Co.†	41,318		1,930,377
			43,161,781
TOTAL COMMON STOCKS
(Cost $82,346,867)			108,556,597
PREFERRED STOCKS—1.7%
Germany—1.7%
Volkswagen AG 3.779%	6,976		1,920,489
TOTAL PREFERRED STOCKS
(Cost $1,423,380)			1,920,489

SHORT-TERM INVESTMENTS—2.5%
U.S. Bank Money Market Deposit Account, 0.01%(a)	2,877,863		2,877,863
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,877,863)			2,877,863
TOTAL INVESTMENTS—99.1%
(Cost $86,648,110)			113,354,949
SECURITIES SOLD SHORT—(39.8%)
COMMON STOCKS—(39.8%)
Australia—(2.5%)
Afterpay Ltd.*	(9,599)		(693,248)
Altium Ltd.	(26,128)		(567,903)
Commonwealth Bank of Australia	(9,445)		(733,791)
Technology One Ltd.	(40,008)		(283,361)
WiseTech Global Ltd.	(29,026)		(620,465)
			(2,898,768)
Canada—(0.6%)
Cargojet, Inc.	(2,327)		(344,875)
Franco-Nevada Corp.	(2,023)		(302,617)
			(647,492)
China—(0.4%)
Pinduoduo, Inc. - ADR*	(4,099)		(511,883)
Denmark—(0.4%)
Ambu A/S, Class B	(12,338)		(470,934)
France—(0.4%)
Remy Cointreau SA	(1,948)		(406,284)
Germany—(0.5%)
Zalando SE*	(5,647)		(603,169)
Japan—(6.5%)
Hirose Electric Co., Ltd.	(4,700)		(672,228)
Japan Tobacco, Inc.	(36,200)		(719,123)
Keio Corp.	(7,400)		(469,889)
Kikkoman Corp.	(8,500)		(561,081)
Kose Corp.	(1,800)		(287,202)
Mercari, Inc.*	(13,700)		(649,487)
Miura Co., Ltd.	(11,100)		(507,192)
MonotaRO Co., Ltd.	(17,300)		(403,056)
Nidec Corp.	(6,100)		(699,474)
Nomura Holdings, Inc.	(84,200)		(461,829)
Odakyu Electric Railway Co., Ltd.*	(16,000)		(420,594)
PeptiDream, Inc.*	(5,700)		(263,012)
SoftBank Group Corp.	(13,600)		(1,035,950)
Yamazaki Baking Co., Ltd.	(17,600)		(265,638)
			(7,415,755)
Luxembourg—(0.5%)
Spotify Technology SA*	(2,128)		(514,061)
New Zealand—(0.3%)
Xero Ltd.*	(3,743)		(375,811)
Norway—(0.4%)
Yara International ASA	(8,627)		(460,200)
Sweden—(2.0%)
Epiroc AB, Class A	(20,867)		(475,992)
Essity AB, Class B	(22,487)		(778,322)
Nibe Industrier AB, Class B	(42,724)		(449,675)
Telia Co., AB	(120,371)		(534,244)
			(2,238,233)
Switzerland—(2.5%)
ABB Ltd.	(19,150)		(652,612)
Belimo Holding AG	(1,124)		(477,966)
Credit Suisse Group AG	(63,845)		(697,615)
Kuehne + Nagel International AG	(1,693)		(571,563)
Stadler Rail AG	(9,984)		(484,540)
			(2,884,296)
United Kingdom—(0.8%)
Amcor PLC	(45,997)		(542,765)
Renishaw PLC	(5,083)		(398,463)
			(941,228)
United States—(22.0%)
3D Systems Corp.*	(16,665)		(490,118)
Appfolio, Inc., Class A*	(4,898)		(660,691)
Appian Corp.*	(4,122)		(372,959)
Beyond Meat, Inc.*	(3,169)		(460,836)
Blackline, Inc.*	(5,619)		(584,207)
Calix, Inc.*	(11,992)		(531,365)
Cal-Maine Foods, Inc.	(15,521)		(541,838)
CarMax, Inc.*	(3,252)		(374,598)
Carvana Co.*	(2,286)		(605,996)
Chart Industries, Inc.*	(3,180)		(464,089)
Choice Hotels International, Inc.	(3,310)		(400,212)
Cincinnati Financial Corp.	(5,360)		(652,366)
Cognex Corp.	(6,093)		(483,723)
Compass Minerals International, Inc.	(10,721)		(749,398)
Cree, Inc.*	(5,194)		(519,452)
CVB Financial Corp.	(25,456)		(564,614)
DoorDash, Inc., Class A*	(3,699)		(555,886)
Dun & Bradstreet Holdings, Inc.*	(27,555)		(591,606)
Ecolab, Inc.	(1,040)		(223,683)
Enerpac Tool Group Corp.	(22,144)		(606,746)
Etsy, Inc.*	(3,471)		(571,778)
First Financial Bankshares, Inc.	(16,809)		(846,333)
Floor & Decor Holdings, Inc., Class A*	(4,239)		(416,736)
Glaukos Corp.*	(5,918)		(435,446)
Greif, Inc., Class A	(8,693)		(536,445)
Hormel Foods Corp.	(15,480)		(751,399)
Lemonade, Inc.*	(6,596)		(596,740)
Moderna, Inc.*	(2,786)		(515,438)
Netflix, Inc.*	(1,479)		(743,656)
Nikola Corp.*	(18,127)		(271,180)
Novanta, Inc.*	(4,603)		(639,679)
Opendoor Technologies, Inc.*	(19,556)		(306,247)
Packaging Corp. of America	(4,010)		(596,086)
Q2 Holdings, Inc.*	(5,779)		(548,600)
Quaker Chemical Corp.	(1,381)		(334,962)
Quidel Corp.*	(4,942)		(583,700)
Redfin Corp.*	(10,563)		(623,534)
RH*	(467)		(299,370)
RLI Corp.	(2,729)		(287,855)
Shake Shack, Inc., Class A*	(5,172)		(486,065)
Splunk, Inc.*	(3,352)		(406,262)
Teladoc Health, Inc.*	(4,212)		(634,243)
Tesla, Inc.*	(1,906)		(1,191,669)
Twitter, Inc.*	(8,980)		(520,840)
Vail Resorts, Inc.*	(2,132)		(696,908)
Wayfair, Inc., Class A*	(1,274)		(390,532)
Westamerica Bancorporation	(7,835)		(491,490)
			(25,157,576)
TOTAL COMMON STOCKS
(Proceeds $(42,698,516))			(45,525,690)
TOTAL SECURITIES SOLD SHORT—(39.8%)
(Proceeds $(42,698,516))			(45,525,690)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN††—(0.6%)
Call Options Written—(0.6%)
DuPont de Nemours, Inc.
Expiration:
01/21/2022,
Exercise Price:
85.00	(106)	(896,654)	(71,868)
JPMorgan Chase & Co.
Expiration:
01/21/2022,
Exercise Price:
150.00	(70)	(1,149,680)	(142,800)
KeyCorp
Expiration:
09/17/2021,
Exercise Price:
20.00	(613)	(1,412,352)	(214,550)
Oracle Corp.
Expiration:
01/21/2022,
Exercise Price:
67.50	(149)	(1,173,226)	(196,680)
Virtu Financial, Inc., Class A
Expiration:
06/18/2021,
Exercise Price:
30.00	(210)	(639,450)	(21,000)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(493,648))			(646,898)
Put Options Written—(0.0%)
Shake Shack, Inc., Class A
Expiration:
12/17/2021,
Exercise Price:
90.00	(27)	(253,746)	(29,295)
Twitter, Inc.
Expiration:
06/18/2021,
Exercise Price:
55.00	(98)	(568,400)	(8,428)
TOTAL PUT OPTIONS WRITTEN
(Premiums received $(68,562))			(37,723)
TOTAL OPTIONS WRITTEN
(Premiums received $(562,210))			(684,621)
OTHER ASSETS IN EXCESS OF LIABILITIES—41.3%			47,169,281
NET ASSETS—100.0%			$114,313,919

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2021.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at May 31, 2021, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Netherlands
Royal Dutch Shell PLC, Class A	Goldman Sachs	09/18/2025	0.05%	Monthly	57,691	$1,101,667	$(61,250)
United Kingdom
GVC LN	Goldman Sachs	09/18/2025	0.05	Monthly	31,601	739,741	36,669
Total Long						1,841,408	(24,581)

Short
South Korea
Kakao Games Corp.	Goldman Sachs	09/18/2025	0.06	Monthly	(9,992)	$(466,765)	$(17,303)
Posco Chemical Co., Ltd.	Morgan Stanley	09/22/2022	0.06	Monthly	(3,051)	(407,602)	(17,985)
						(874,367)	(35,288)
Taiwan
Acer, Inc.	Goldman Sachs	09/18/2025	0.06	Monthly	(389,000)	(445,925)	(32,963)
Advantech Co., Ltd.	Morgan Stanley	09/22/2022	0.06	Monthly	(67,000)	(788,576)	(3,403)
Formosa Petrochemical Corp.	Macquarie	12/21/2021	0.08	Monthly	(120,000)	(427,390)	(2,214)
						(1,661,891)	(38,580)
United Kingdom
Antofagasta PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(38,509)	(844,067)	37,880
Blue Prism Group PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(14,343)	(191,335)	8,721
Domino's Pizza Group PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(114,114)	(591,420)	21,630
Fevertree Drinks PLC	Goldman Sachs	09/16/2025	0.05	Monthly	(8,737)	(316,796)	1,364
Johnson Matthey PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(10,887)	(470,614)	26,826
Pearson PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(29,681)	(344,639)	14,196
Rolls-Royce Holdings PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(227,565)	(345,618)	(13,214)
Schroders PLC	Goldman Sachs	09/18/2025	0.05	Monthly	(8,762)	(442,297)	(673)
Whitbread PLC	Goldman Sachs	09/16/2025	0.05	Monthly	(9,287)	(419,375)	(12,963)
						(3,966,161)	83,767
Total Short						(6,502,419)	9,899
Net unrealized gain/(loss) on Contracts For Difference							$(14,682)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2021 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2021, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Austria	528,723	-	528,723	-
Bermuda	2,248,914	2,248,914	-	-
Canada	3,183,461	3,183,461	-	-
China	1,416,239	-	1,416,239	-
Finland	2,253,611	-	2,253,611	-
France	9,026,546	-	9,026,546	-
Germany	4,010,067	-	4,010,067	-
Hong Kong	1,387,182	-	1,387,182	-
Italy	952,232	-	952,232	-
Japan	12,950,467	-	12,950,467	-
Macao	595,065	-	595,065	-
Netherlands	3,276,260	751,387	2,524,873	-
Norway	1,002,578	-	1,002,578	-
South Korea	7,690,025	785,750	6,904,275	-
Spain	720,200	-	720,200	-
Sweden	3,042,024	-	3,042,024	-
Switzerland	5,916,705	-	5,916,705	-
Taiwan	556,595	-	556,595	-
United Kingdom	4,637,922	985,689	3,652,233	-
United States	43,161,781	43,161,781	-	-
Preferred Stock
Germany	1,920,489	-	1,920,489	-
Short-Term Investments	2,877,863	2,877,863	-	-
Contracts For Difference
Equity Contracts	147,286	147,286	-	-
Total Assets	$113,502,235	$54,142,131	$59,360,104	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(2,898,768)	$-	$(2,898,768)	$-
Canada	(647,492)	(647,492)	-	-
China	(511,883)	(511,883)	-	-
Denmark	(470,934)	-	(470,934)	-
France	(406,284)	-	(406,284)	-
Germany	(603,169)	-	(603,169)	-
Japan	(7,415,755)	-	(7,415,755)	-
Luxembourg	(514,061)	(514,061)	-	-
New Zealand	(375,811)	-	(375,811)	-
Norway	(460,200)	-	(460,200)	-
Sweden	(2,238,233)	-	(2,238,233)	-
Switzerland	(2,884,296)	(477,966)	(2,406,330)	-
United Kingdom	(941,228)	(542,765)	(398,463)	-
United States	(25,157,576)	(25,157,576)		-
Options Written
Equity Contracts	(684,621)	(244,096)	(440,525)	-
Contracts For Difference
Equity Contracts	(161,968)	(161,968)	-	-
Total Liabilities	$(46,372,279)	$(28,257,807)	$(18,114,472)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s  investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2021, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.